Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 18, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
General and Administrative Expenses [Member] | Board of Directors and Certain Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense		$ 1,850	$ 578
Voyage Expenses [Member] | Non-Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense		81	$ 11
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares		$ 1,063		$ 119
Recognition period for unrecognized cost for non-vested shares		1 year 6 months
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)	4,000,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 18, 2021 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	3,600,000
Weighted average grant date fair value (in dollars per share)	$ 0.81
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 18, 2021 [Member] | Non-Executive Members of Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	1,400,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 18, 2021 [Member] | Executive Officers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	950,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 18, 2021 [Member] | Certain Other Non-Executive Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	1,100,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 18, 2021 [Member] | Non-Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	150,000